Document and Entity Information	0 Months Ended
Jun. 30, 2014
Risk/Return:
Document Type	485BPOS
Document Period End Date	Jun. 30, 2014
Registrant Name	HOTCHKIS & WILEY FUNDS /DE/
Central Index Key	0001145022
Amendment Flag	false
Document Creation Date	Jun. 30, 2014
Document Effective Date	Jun. 30, 2014
Prospectus Date	Jun. 30, 2014
Hotchkis & Wiley Small Cap Diversified Value Fund | Class I
Risk/Return:
Trading Symbol	HWVIX
Hotchkis & Wiley Small Cap Diversified Value Fund | Class A
Risk/Return:
Trading Symbol	HWVAX